Schedule of Deferred Stock Unit Compensation Expense (Detail) - USD ($) $ in Thousands	4 Months Ended	12 Months Ended
	Jul. 31, 2017	Mar. 31, 2017
Deferred Stock Unit | Predecessor
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation expense (benefit)	$ (68)	$ (1,987)